Taxation	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Taxation	Taxation
Adecoagro is subject to the applicable general tax regulations in Luxembourg.

The Group’s income tax has been calculated on the estimated assessable taxable results for the year at the rates prevailing in the respective foreign tax jurisdictions. The subsidiaries of the Group are required to calculate their income taxes on a separate basis according to the rules and regulations of the jurisdictions where they operate. Therefore, the Group is not legally permitted to compensate subsidiaries’ losses against subsidiaries’ income. The details of the provision for the Group’s consolidated income tax are as follows:

	2022	2021	2020
Current income tax	(4,655)	(4,338)	(2,840)
Deferred income tax	(22,103)	(39,499)	(9,485)
Income tax expense	(26,758)	(43,837)	(12,325)

The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%
Chile	27%

(i) In June 2021, the Argentine Government introduced changes to the income tax laws whereby it established an increasing rate scheme starting at 25% up to 35% for income tax gains over Pesos 76 million (0.4 million US$). The revised scheme was effective as from fiscal year 2021. It also established a 7% withholding tax for dividends.

Deferred tax assets and liabilities of the Group as of December 31, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2022	2021
Deferred income tax asset to be recovered after more than 12 months	127,878	107,552
Deferred income tax asset to be recovered within 12 months	17,862	21,976
Deferred income tax assets	145,740	129,528

Deferred income tax liability to be settled after more than 12 months	(371,047)	(367,292)
Deferred income tax liability to be settled within 12 months	(67,349)	(17,763)
Deferred income tax liability	(438,396)	(385,055)
Deferred income tax liability, net	(292,656)	(255,527)

The gross movement on the deferred income tax account is as follows:

	2022	2021
Beginning of year	(255,527)	(162,556)
Exchange differences	(30,187)	(40,644)
Changes of fair value valuation for farmlands	25,307	(9,953)
Acquisition of subsidiary (Note 21)	(1,562)	—
Others	(1,247)	(349)
Tax credit relating to cash flow hedge (i)	(7,337)	(2,526)
Income tax expense	(22,103)	(39,499)
End of year	(292,656)	(255,527)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$15,621 for the year ended December 31, 2022 (2021: US$46,145; 2020: US$75,822); net of the reclassification from Equity to the Income Statement of US$ 40,388 for the year ended December 31, 2022 (2021: US$ 26,031; 2020: US$32,305).

The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2021	268,252	9,878	10,217	8,555	296,902
Charged / (credited) to the statement of income	43,270	(817)	(755)	(1,811)	39,887
Farmlands revaluation	11,469	(1,516)	—	—	9,953
Exchange differences	32,167	2,336	1,797	2,013	38,313
At December 31, 2021	355,158	9,881	11,259	8,757	385,055
Charged / (credited) to the statement of income	19,318	(1,145)	18,105	232	36,510
Farmlands revaluation	(24,271)	(1,036)	—	—	(25,307)
Acquisition of subsidiaries	1,562	—	—	—	1,562
Exchange differences	37,379	1,279	1,097	821	40,576
At December 31, 2022	389,146	8,979	30,461	9,810	438,396

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2021	7,281	67,817	5,171	51,338	—	2,739	134,346
Charged / (credited) to the statement of income	1,978	13,108	—	(13,589)	452	(1,561)	388
Tax charge relating to cash flow hedge	—	(2,526)	—	—	—	—	(2,526)
Exchange differences	20	3,158	—	(2,952)	(386)	(2,171)	(2,331)
Others	—	—	(349)	—	—	—	(349)
At December 31, 2021	9,279	81,557	4,822	34,797	66	(993)	129,528
(Credited) / charged to the statement of income	(3,900)	29,087	—	(11,115)	(66)	401	14,407
Tax charge relating to cash flow hedge	—	(7,337)	—	—	—	—	(7,337)
Exchange differences	1,243	6,888	—	2,250	—	8	10,389
Others	—	—	(1,247)	—	—	—	(1,247)
At December 31, 2022	6,622	110,195	3,575	25,932	—	(584)	145,740

Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years. Tax loss carry forwards in Brazil and Luxembourg do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax loss carry forward up to a maximum of 30%.

In order to fully realize the deferred tax asset, the Group will need to generate future taxable income in the countries where the tax loss carry forward were incurred. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible
.

As of December 31, 2022, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	175,658	5 years
Brazil	127,838	No expiration date.
Uruguay	1,546	5 years
Luxembourg	23,677	No expiration date.

(1) As of December 31, 2022, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2018	26,606
2019	72,768
2020	15,288
2021	113
2022	60,883

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2022	2021	2020
Tax calculated at the tax rates applicable to profits in the respective countries	(43,827)	(54,291)	(4,184)
Non-deductible items	(1,921)	(3,459)	(7,642)
Effect of the changes in the statutory income tax rate in Argentina	(2,237)	(31,962)	6,324
Unused tax losses	—	482	(710)
Tax losses where no deferred tax asset was recognized	(107)	—	—
Non-taxable income	16,879	13,604	11,060
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	19,419	38,121	1,529
Effect of IAS 29 and tax adjustment per inflation in Argentina	(18,195)	(6,402)	(19,239)
Others	3,231	70	537
Income tax expense	(26,758)	(43,837)	(12,325)

(1) 2022 includes 16,044 of adjustment by inflation of tax loss carryforwards in Argentina (37,175 in 2021).

Tax Inflation Adjustment in Argentina

Laws 27,430, 27,468 and 27,541 introduced several amendments to the income tax inflation adjustments provided by t.he Income Tax Law. According to these provisions, and effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the Income Tax Law shall be applicable in fiscal years in which the variation of IPC price index, accumulated in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%. As from its effectiveness, this procedure is applicable because the variation of the IPC reached the prescribed limits.

However, Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992 to certain items, such as, fixed assets, inventory, and tax loss carryforwards, among others.
After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011, 2012 and 2014 fiscal years in the cases brought by “Distribuidora Gas del Centro” (10/14/14, 06/02/15, 10/04/16 and 06/25/19), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

The Company believes that the lack of application of the income tax inflation adjustment is confiscatory. Accordingly, based on the precedents and the opinion of external and internal tax advisors, the Company has adjusted all items for inflation including those suspended by Section 39 of Law 24, 073 as described above. The net effect of the inflation adjustment resulted in a deferred tax asset of US$53.2 million as of December 31, 2022.

The application of local tax laws require interpretation, and accordingly involves the application of judgement and is open to challenge by the relevant tax authorities. This gives rise to a level of uncertainty. Provisions for uncertain tax positions are established in accordance with IFRIC 23 based on an assessment of the range of likely tax outcomes in open years and reflecting the strength of technical arguments. Amounts are provided for individual tax uncertainties based on management’s assessment of whether the most likely amount or an expected amount based on a probability weighted methodology is the more appropriate predicter of amounts that the Company is ultimately expected to settle. When making this assessment, the Company utilizes specialist in-house tax knowledge and experience and takes into consideration specialist tax advice from third party advisers on specific items. The Company has not provided any amount in this case based on its belief that it has solid arguments to support its position.